Concentrations (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2018 Number	Sep. 30, 2017 Number	Dec. 31, 2017 Segment	Dec. 31, 2016 USD ($) Segment
Concentrations (Textual)
Excess of FDIC insured levels				$ 246,854
Total sales [Member]
Concentrations (Textual)
Concentration risk, percentage	15.60%	27.50%	15.00%	72.00%
Number of customers	1	2	1	3
Total sales [Member] | United States [Member]
Concentrations (Textual)
Concentration risk, percentage	10.00%	10.00%	10.00%	10.00%
Total sales [Member] | First customer [Member]
Concentrations (Textual)
Concentration risk, percentage		10.90%		42.00%
Total sales [Member] | Second customer [Member]
Concentrations (Textual)
Concentration risk, percentage		16.60%		19.00%
Total sales [Member] | Third customer [Member]
Concentrations (Textual)
Concentration risk, percentage				11.00%